Intangible Assets (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Intangible Assets 1		$ 23,270
Intangible Assets 2		$ 21,054
Intangible Assets 1	$ 4,375
Intangible Assets 2	$ 5,564